MAJOR LAWSUITS

September 14, 2007

In September 2007, Accredited Home Lenders, Inc (“AHL”) was named in a class action complaint, Hayes v. Accredited Home Lenders Holding, Co. and Accredited Home Lenders, Inc. brought in the United States District Court for the Southern District of California. The complaint alleges that AHL violated the Worker Adjustment and Retraining Notification (“WARN”) Act by failing to provide 60 days’ notice to plaintiffs who were terminated through no fault of their own as part of or as the reasonable consequence of a mass layoff and/or plant closing effectuated by AHL on or about August 22, 2007. The plaintiffs seek to recover, on behalf of themselves and other similarly situated former employees, the alleged wages for the work days in the 60 calendar days prior to their respective terminations along with benefits, interest, attorneys’ fees and costs of suit. AHL has not been served with the action, a motion to certify a class has not been filed, and there has been no ruling on the merits of either the plaintiffs’ individual claims or the claims of the putative class. AHL intends to vigorously defend this matter, but the ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable.

In August 2007, AHL was served with a class action complaint, Viera et al. v. Accredited Home Lenders Holding, Inc.[sic], brought in the United States District Court for the Western District of Texas. The complaint alleges that AHL violated the WARN Act by failing to provide 60 days’ notice to plaintiffs who were terminated through no fault of their own as part of or as the reasonable consequence of a mass layoff and/or plant closing effectuated by AHL on or about August 10 and 22, 2007. The plaintiffs seek to recover, on behalf of themselves and other similarly situated former employees, the alleged wages for the work days in the 60 calendar days prior to their respective terminations along with benefits, interest, attorneys’ fees and costs of suit. A motion to certify a class has not yet been filed, and there has been no ruling on the merits of either the plaintiffs’ individual claims or the claims of the putative class. AHL intends to vigorously defend this matter, but the ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable.

In August 2007, Accredited Home Lenders Holding Co. (“AHLHC”) filed a complaint, Accredited Home Lenders Holding Co. v. Lone Star Fund V (U.S.), L.P., et al, in the Court of Chancery of the State of Delaware for New Castle County. The complaint alleges that Lone Star Fund V (U.S.), L.P. (“Lone Star”) and two of its affiliates breached contractual obligations to, among other things, close the tender offer for AHLHC’s common stock pending under the Agreement and Plan of Merger entered into among such affiliates and AHLHC (the “Merger Agreement”). AHLHC seeks specific performance of the contractual obligations or, in the alternative, damages for breach of contract. The ultimate outcome of this matter is not presently determinable, but, if determined adversely to AHLHC, the outcome could have a material adverse effect on the business of AHLHC and its subsidiaries.

In July 2007 AHL, AHLHC and Accredited Mortgage Loan REIT Trust (the “REIT”) were served with a complaint, National Community Reinvestment Coalition (“NCRC”) v. Accredited Home Lenders Holding Company [sic], et al., brought in the United States District Court for the District of Columbia. The complaint alleges that AHLHC, AHL and the REIT engaged in a practice of discriminating against African-Americans and Latinos by requiring minimum property values of $100,000 on row homes for certain loan programs and prohibiting the use of row homes as collateral for certain other loan programs, without business justification for those restrictions. Plaintiff seeks compensatory and punitive damages, declaratory and injunctive relief, and recovery of attorneys’ fees and costs of suit. There has been no ruling on the merits of plaintiff’s claims. The Company intends to vigorously defend this action. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable, but the Company does not believe it will have a material adverse effect on its business.

In July 2007, AHL was named in a class action complaint, National Association for the Advancement of Colored People (NAACP) v. Ameriquest Mortgage Company, et al., brought in the United States District Court for the Central District of California. The NAACP filed the action on behalf of itself and its African-American members, alleging that AHL and 12 other lenders violated the Fair Housing Act, Equal Credit Opportunity Act, and Civil Rights Act by steering African-American applicants who would otherwise qualify for prime loans into non-prime loans and charging African-American borrowers higher interest rates and fees than similarly situated Caucasians. Plaintiff seeks, on behalf of itself and others similarly situated, declaratory and injunctive relief and recovery of attorneys’ fees and costs of suit. AHL has not been served with the complaint and is unaware of any motion to certify the class having been filed or of any ruling on the merits of either the plaintiff’s individual claims or those of the putative class. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable, but AHL does not believe it will have a material adverse effect on its business.

In June 2007, AHLHC was served with two class action complaints, Korsinski v. Accredited Home Lenders Holding Co., et al. and Wan v. Accredited Home Lenders Holding Co., et al., brought in the Superior Court of the State of California, County of San Diego. The complaints allege breaches of fiduciary duty by AHLHC and members of its Board of Directors in connection with AHLHC’s entry into the Merger Agreement with affiliates of Lone Star. Plaintiffs seek to enjoin the tender offer for AHLHC common stock which is pending under the Merger Agreement, and recovery of attorneys’ fees and costs of suit. The Korsinski matter has been voluntarily dismissed by the plaintiff without prejudice. In the Wan matter, parties have entered into a Memorandum of Understanding for settlement of the case, subject to certain conditions, including most significantly the completion of the tender offer at the offer price of $15.10 per share. If the settlement is not consummated because the tender offer is not completed, the impact on the future of this matter is uncertain, but the Company does not believe this matter will have a material adverse effect on the Company’s business.

In March 2007, AHLHC was served with a class action complaint, Atlas v. Accredited Home Lenders Holding Co., et al., brought in the United States District Court for the Southern District of California. The complaint alleges violations of federal securities laws by AHLHC and certain members of senior management. AHLHC is aware that five similar securities class actions, Joory v. Accredited Home Lenders Holding Co., et al., Pourshafie v. Accredited Home Lenders Holding Co., et al., Theda v. Accredited Home Lenders Holding Co., et al., City of Brockton Retirement System v. Accredited Home Lenders Holding Co., and Kornfeld v. James A. Konrath, et al., have been filed in the same court. Pursuant to the Private Securities Litigation Reform Act, these cases have been consolidated and a lead plaintiff has been selected. The consolidated, amended complaint was filed on August 24, 2007, and added as defendants the REIT and certain directors of AHLHC. A response to this complaint is due October 8, 2007. the Company intends to continue to vigorously defend this matter. The ultimate outcome of this matter and the amount of liability, if any, which may result, is not presently determinable, but the Company does not believe this action will have a material adverse effect on its business.

In March 2007, AHL was served with a class action complaint, Edwards v. Accredited Home Lenders, Inc., et al., brought in the United States District Court for the Southern District of Alabama. The complaint alleges violations of the federal Truth in Lending Act for allegedly failing to disclose title insurance charges and recording fees as part of finance charges. A motion to certify a class has not yet been filed, there has been no ruling on the merits of either the plaintiff’s individual claims or the claims of the putative class, and AHL intends to continue to vigorously defend this action. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable, but the Company does not believe it will have a material adverse effect on its business.

In February 2007, AHL acknowledged service of a class action complaint, Sierra v. Aames Home Loan, brought in the Superior Court for Los Angeles County, California. As a result of the mergers between AHLHC and Aames Investment Corporation (“AIC”) and between certain of their respective subsidiaries, AHL has succeeded to the litigation interests of AIC and its subsidiaries, including the interest under this matter of Aames Home Loan (a trade name of Aames Funding Corporation (“AFC”)) in this lawsuit. The named plaintiff is a former commissioned loan officer of AFC, and the complaint alleges that AFC violated state law by requiring the plaintiff to work overtime without compensation. The plaintiff seeks to recover, on behalf of himself and other similarly situated employees, the allegedly unpaid overtime, general damages, multiple statutory penalties and interest, attorneys’ fees and costs of suit. A motion to certify a class has not yet been filed, there has been no ruling on the merits of either the plaintiffs’ individual claims or the claims of the putative class, and AHL intends to continue to vigorously defend this matter. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable, but the Company does not believe it will have a material adverse effect on its business.

In October 2006, as a result of the mergers referenced above, AHL succeeded to the position of AFC under a class action complaint, Miller v. Aames Funding Corporation, filed in the United States District Court, Eastern District of Texas. The complaint alleges that adjustable-rate home equity loans originated by AFC in Texas violate the Texas Constitution’s requirement that such loans be scheduled to be repaid in substantially equal installments. The plaintiffs seek to recover, on behalf of themselves and similarly situated individuals, damages, declaratory and injunctive relief, attorneys’ fees, and any other relief the court may grant. On September 29, 2006, the court on its own motion stayed the action, pending the resolution of class certification issues in a similar action pending before the court. A motion to certify a class has not yet been filed, there has been no ruling on the merits of either the plaintiff’s individual claims or the claims of the putative class, and AHL intends to continue to vigorously defend this matter. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable. If, however, a class were to be certified and were to prevail on the merits, the potential liability could have a material adverse effect on the Company’s business.

In October 2006, by virtue of the mergers referenced above, AHLHC and AHL succeeded to the interests of AIC and AFC under the matters of Webb, et al., v. Aames Investment Corporation, et al. (U.S. District Court, Central District of California) and Cooper, et al., v. Aames Funding Corporation (U.S. District Court, Eastern District of Wisconsin), class action complaints which allege violations of the Fair Credit Reporting Act in connection with prescreened offers of credit and are similar in nature to the Phillips matter referenced below. The Cooper matter was transferred to the Central District of California and consolidated with the Webb matter by stipulation of counsel on September 29, 2006. A hearing on the motion to certify a class is currently scheduled for October 1, 2007. There has been no ruling on the merits of either the plaintiffs’ individual claims or the claims of the putative class, and AHLHC and each affected subsidiary intend to continue to vigorously defend this matter. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable. If, however, a class were to be certified and were to prevail on the merits, the potential liability could have a material adverse effect on the Company’s business.

In March 2006, AHL was served with a class action complaint, Cabrejas v. Accredited Home Lenders, Inc., brought in the Circuit Court for Prince George’s County, Maryland. The complaint alleges that AHL’s origination of second lien loans in Maryland violated the Maryland Secondary Mortgage Loan Law (the “SMLL”) and Consumer Protection Act in that fees charged on such loans exceeded 10% of the respective loan amounts. The plaintiffs seek to recover, on behalf of themselves and similarly situated individuals, damages, disgorgement of fees, pre-judgment interest, declaratory and injunctive relief, attorneys’ fees, and any other relief the court may grant. On April 13, 2006, AHL removed the action to the United States District Court, District of Maryland. On May 15, 2006, AHL filed a motion to dismiss plaintiffs’ second cause of action alleging a violation of the Maryland Consumer Protection Act on the basis that full disclosure of the fees cannot be an unfair or deceptive trade practice, which motion was granted on December 4, 2006. On January 3, 2007, plaintiffs filed a Second Amended Complaint, alleging that AHL’s origination in Maryland of second lien loans with balloon payments was also a violation of the SMLL. On July 5, 2007, the court granted AHL’s motion to dismiss this new claim on the basis that the SMLL’s prohibition of balloon payments was and is preempted by the federal Alternative Mortgage Transactions Parity Act. A motion to certify a class has not yet been filed, there has been no ruling on the merits of either the plaintiff’s remaining individual claims or the remaining claims of the putative class, and AHL intends to continue to vigorously defend this matter. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable, but the Company does not believe it will have a material adverse effect on its business.

In September 2005, AHL and AHLHC were served with a class action complaint, Phillips v. Accredited Home Lenders Holding Company, et al., brought in the United States District Court, Central District of California. The complaint alleges violations of the Fair Credit Reporting Act in connection with prescreened offers of credit made by AHL. The plaintiff seeks to recover, on behalf of the named plaintiff and similarly situated individuals, damages, pre-judgment interest, declaratory and injunctive relief, attorneys’ fees, and any other relief the court may grant. On January 4, 2006, the plaintiff re-filed the action in response to the court’s December 9, 2005, decision granting AHL’s and AHLHC’s motion to (1) dismiss with prejudice plaintiff’s claim that AHL’s offer of credit failed to include the clear and conspicuous disclosures required by FCRA, (2) strike plaintiff’s request for declaratory and injunctive relief, and (3) sever plaintiff’s claims as to AHL and AHLHC from those made against other defendants unaffiliated with AHL or AHLHC. Plaintiff’s remaining claim is that AHL’s offer of credit did not meet FCRA’s “firm offer” requirement. On May 15, 2007, the court granted plaintiff’s motion to certify two subclasses, the first consisting of 58,750 recipients of the initial mailer received by the named plaintiff, and a second consisting of 70,585 recipients of the second mailer received by the named plaintiff. On May 24, 2007, AHL and AHLHC filed a Petition for Leave to Appeal with the Ninth Circuit Court of Appeals, seeking an immediate appeal from the Order granting class certification and a stay of the action in the District Court pending the outcome of that appeal. A ruling on this appeal is not expected until the third quarter of 2007. In the meantime, there has been no ruling on the merits of either the plaintiff’s individual claims or the claims of the putative class, and AHL and AHLHC intend to continue to vigorously defend this matter. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable. If, however, the class certification stands and either or both subclasses were to prevail on the merits, the potential liability could have a material adverse effect on the Company’s business.

In January 2004, AHL was served with a complaint, Yturralde v. Accredited Home Lenders, Inc., brought in Sacramento County, California. The named plaintiff is a former commissioned loan officer of AHL, and the complaint alleges that AHL violated California and federal law by misclassifying the plaintiff and other non-exempt employees as exempt employees, failing to pay the plaintiff on an hourly basis and for overtime worked, and failing to properly and accurately record and maintain payroll information. The plaintiff seeks to recover, on behalf of himself and all of our other similarly situated current and former employees, lost wages and benefits, general damages, multiple statutory penalties and interest, attorneys’ fees and costs of suit, and also seeks to enjoin further violations of wage and overtime laws and retaliation against employees who complain about such violations. AHL has been served with eleven substantially similar complaints on behalf of certain other former and current employees, which have been consolidated with the Yturralde action. The parties have agreed to, and the court has approved, a settlement with respect to the named plaintiffs and with respect to a class of current and former AHL employees which the court has certified for settlement purposes. The amount payable by the Company under the settlement is not material to its financial condition or results of operations.

In December 2002, AHL was served with a complaint and motion for class certification in a class action lawsuit, Wratchford et al. v. Accredited Home Lenders, Inc., brought in Madison County, Illinois under the Illinois Consumer Fraud and Deceptive Business Practices Act, the consumer protection statutes of the other states in which AHL does business and the common law of unjust enrichment. The complaint alleges that AHL has a practice of misrepresenting and inflating the amount of fees it pays to third parties in connection with the residential mortgage loans that it funds. The plaintiffs claim to represent a nationwide class consisting of others similarly situated, that is, those who paid AHL to pay, or reimburse AHL’s payments of, third-party fees in connection with residential mortgage loans and never received a refund for the difference between what they paid and what was actually paid to the third party. The plaintiffs are seeking to recover damages on behalf of themselves and the class, in addition to pre-judgment interest, post-judgment interest, and any other relief the court may grant. On January 28, 2005, the court issued an order conditionally certifying (1) a class of Illinois residents with respect to the alleged violation of the Illinois Consumer Fraud and Deceptive Business Practices Act who, since November 19, 1997, paid money to AHL for third-party fees in connection with residential mortgage loans and never received a refund of the difference between the amount they paid to AHL and the amount AHL paid to the third party and (2) a nationwide class of claimants with respect to an unjust enrichment cause of action included in the original complaint who, since November 19, 1997 paid money to AHL for third- party fees in connection with residential mortgage loans and never received a refund of the difference between the amount they paid AHL and the amount AHL paid the third party. There has not yet been a ruling on the merits of either the plaintiffs’ individual claims or the claims of the class, and AHL intends to continue to vigorously defend this matter. The ultimate outcome of this matter and the amount of liability, if any, that may result is not presently determinable, but the Company does not believe it will have a material adverse effect on its business.